Schedule of Options and Warrants Outstanding and Exercisable (Details) - $ / shares	May 31, 2022	Aug. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options/warrants, outstanding	2,179,585	1,849,600
Number of options/warrants, exercisable	1,968,096
Stock Option And Warrant Membe [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Options/Warrants, Outstanding		4,237,650
Number of Options/Warrants, Exercisable		4,207,400
Exercise Price Range One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options/warrants, outstanding, exercise price	$ 1.33
Number of options/warrants, exercisable, exercise price	$ 1.33
Number of options/warrants, outstanding	281,985
Number of options/warrants, exercisable	70,496
Exercise Price Range One [Member] | Stock Option And Warrant Membe [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Options/Warrants, Outstanding		997,000
Number of options/warrants, outstanding, exercise price		$ 1.60
Number of Options/Warrants, Exercisable		997,000
Number of options/warrants, exercisable, exercise price		$ 1.60
Exercise Price Range Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options/warrants, outstanding, exercise price	$ 1.60
Number of options/warrants, exercisable, exercise price	$ 1.60
Number of options/warrants, outstanding	997,000
Number of options/warrants, exercisable	997,000
Exercise Price Range Two [Member] | Stock Option And Warrant Membe [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Options/Warrants, Outstanding		775,000
Number of options/warrants, outstanding, exercise price		$ 3.00
Number of Options/Warrants, Exercisable		775,000
Number of options/warrants, exercisable, exercise price		$ 3.00
Exercise Price Range Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options/warrants, outstanding, exercise price	$ 1.87
Number of options/warrants, exercisable, exercise price	$ 1.87
Number of options/warrants, outstanding	48,000
Number of options/warrants, exercisable	48,000
Exercise Price Range Three [Member] | Stock Option And Warrant Membe [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Options/Warrants, Outstanding		2,388,050
Number of options/warrants, outstanding, exercise price		$ 3.35
Number of Options/Warrants, Exercisable		2,388,050
Number of options/warrants, exercisable, exercise price		$ 3.35
Exercise Price Range Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options/warrants, outstanding, exercise price	$ 3.00
Number of options/warrants, exercisable, exercise price	$ 3.00
Number of options/warrants, outstanding	775,000
Number of options/warrants, exercisable	775,000
Exercise Price Range Four [Member] | Stock Option And Warrant Membe [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Options/Warrants, Outstanding		72,600
Number of options/warrants, outstanding, exercise price		$ 3.80
Number of Options/Warrants, Exercisable		42,350
Number of options/warrants, exercisable, exercise price		$ 3.80
Exercise Price Range Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options/warrants, outstanding, exercise price	$ 3.80
Number of options/warrants, exercisable, exercise price	$ 3.80
Number of options/warrants, outstanding	72,600
Number of options/warrants, exercisable	72,600
Exercise Price Range Five [Member] | Stock Option And Warrant Membe [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Options/Warrants, Outstanding		5,000
Number of options/warrants, outstanding, exercise price		$ 5.00
Number of Options/Warrants, Exercisable		5,000
Number of options/warrants, exercisable, exercise price		$ 5.00
Exercise Price Range Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options/warrants, outstanding, exercise price	$ 5.00
Number of options/warrants, exercisable, exercise price	$ 5.00
Number of options/warrants, outstanding	5,000
Number of options/warrants, exercisable	5,000